Income Taxes - Schedule of Income (Loss) Before Income Taxes and Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income (loss) before income tax	$ 22,481	$ 13,270	$ (12,465)
Income (loss) before income tax, Brazil	16,081	18,832	9,684
Income (loss) before income tax, Others	6,400	(5,562)	(22,149)
Current income tax expense	270	(1,414)	(5,049)
Current income tax expense, Brazil	383	(951)	(21)
Current income tax expense, Others	(113)	(463)	(5,028)
Deferred income tax recovery	(2,723)	3,954	1,656
Deferred income tax recovery, Brazil	(1,719)	(1,100)	(1,028)
Deferred income tax recovery, Others	$ (1,004)	$ 5,054	$ 2,684